Consolidated Statements of Operations - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Income Statement [Abstract]
NET REVENUES	$ 11,040	$ 0
OPERATING EXPENSES
Salaries and Consulting fees	120,000	407,905
Professional fees	30,393	101,970
Other selling, general and administrative	12,519	39,598
Total Operating Expenses	162,912	549,473
LOSS FROM OPERATIONS	(151,872)	(549,473)
OTHER INCOME (EXPENSES)
Income (expense) from derivative liability	(419,711)	905,940
Interest expense (including amortization of debt discounts of $31,709 and $111,141, respectively)	(376,869)	(521,923)
Total Other Income (Expenses)	(796,580)	384,017
LOSS BEFORE INCOME TAXES	(948,452)	(165,456)
INCOME TAX EXPENSE	0	0
NET LOSS	$ (948,452)	$ (165,456)
BASIC AND DILUTED:
Net loss per common share, Basic	$ (0.00)	$ 0.00
Net loss per common share, Diluted	$ (0.00)	$ 0.00
Weighted average shares outstanding, Basic	3,913,742,366	1,537,070,989
Weighted average shares outstanding, Diluted	3,913,742,366	1,537,070,989